Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Schedule of segment information

		Green	VR		Property	Financial
	LCD/	energy	products	Money	lease	technology	Corporate
For the year ended	LED	products	and	lending	and	solutions	unallocated
December 31, 2019	products	and services	services	services	management	and services	(note)	Consolidated
Revenues	$—	$410	$—	$3,930	$1,185	$—	$—	$5,525
Gross (loss) profit	—	(1,328)	—	3,798	(1,064)	—	—	1,406
Operating expenses	(933)	(39,613)	—	(1,971)	207	—	(769)	(43,079)
Operating (loss) profit from continuing operations	(933)	(40,941)	—	1,827	(857)	—	(769)	(41,673)
Other income (expenses)	165	(218)	—	2	—	—	32	(19)
(Loss) profit before provision for income taxes and non-controlling interests	(768)	(41,159)	—	1,829	(857)	—	(737)	(41,692)
Income tax benefit (expense)	—	5,050	—	(522)	112	—	—	4,640
Net (loss) profit from continuing operations	(768)	(36,109)	—	1,307	(745)	—	(737)	(37,052)

As of December 31, 2019
Identifiable long-lived assets	2	5,176	—	478	54,605	—	—	60,261
Total assets	1,018	5,368	—	46,140	65,383	21,795	874	140,578

		Green
		energy	VR		Property
		products	products	Money	lease	Corporate
For the year ended	LCD/LED	and	and	lending	and	unallocated
December 31, 2018	products	services	services	services	management	(note)	Consolidated
Revenues	$—	$10	$—	$980	$590	$—	$1,580
Gross (loss) profit	—	(1,368)	—	912	(599)	—	(1,055)
Operating expenses	(1,504)	(10,489)	—	(45)	(616)	(609)	(13,263)
Operating (loss) profit from continuing operations	(1,504)	(11,857)	—	867	(1,215)	(609)	(14,318)
Other income (expenses)	262	(140)	—	—	—	334	456
(Loss) profit before provision for income taxes and non-controlling interests	(1,242)	(11,997)	—	867	(1,215)	(275)	(13,862)
Income tax benefit (expense)	—	327	—	(175)	159	—	311
Net (loss) profit from continuing operations	(1,242)	(11,670)	—	692	(1,056)	(275)	(13,551)

As of December 31, 2018
Identifiable long-lived assets	1	25,021	—	492	55,384	—	80,898
Total assets	17,348	45,615	29,283	40,947	56,180	1,468	190,841

		Green
		energy	VR
		products	products	Money	Corporate
For the year ended	LCD/LED	and	and	lending	unallocated
December 31, 2017	products	services	services	services	(note)	Consolidated
Revenues	$42	$9	$—	$—	$—	$51
Gross (loss) profit	16	(1,308)	—	—	—	(1,292)
Operating expenses	(1,052)	(6,009)	—	—	(773)	(7,834)
Operating loss from continuing operations	(1,036)	(7,317)	—	—	(773)	(9,126)
Other income (expenses)	136	(13)	—	—	(150)	(27)
Loss before provision for income taxes and non-controlling interests	(900)	(7,330)	—	—	(923)	(9,153)
Income tax benefit	—	350	—	—	—	350
Net loss from continuing operations	(900)	(6,980)	—	—	(923)	(8,803)

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2019	2018	2017
Mainland China	$—	$—	$42
Hong Kong	5,525	1,580	9

Total	$5,525	$1,580	$51